CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 306,929	$ 43,230	¥ 707,895
Restricted cash			10,231
Term deposits	169,756	23,910
Available-for-sale investments			19,531
Accounts receivable, net of allowances of RMB1,609 and RMB8,397 as of December 31, 2022 and 2023, respectively	59,206	8,339	34,824
Prepaid expenses and other current assets, net of allowances of RMB95 and RMB6,290 as of December 31, 2022 and 2023, respectively	94,835	13,357	140,894
Total current assets	630,726	88,836	913,375
Non-current assets
Property and equipment, net	32,013	4,509	32,295
Right-of-use assets	20,007	2,818	30,052
Other non-current assets	1,780	251	4,802
TOTAL ASSETS	684,526	96,414	980,524
Current liabilities
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of RMB35,220 and RMB31,272 as of December 31, 2022 and 2023, respectively)	128,001	18,029	153,023
Deferred revenue and customer advances (including deferred revenue and customer advances of the consolidated VIEs without recourse to the Group of RMB40,092 and RMB42,768 as of December 31, 2022 and 2023, respectively)	44,949	6,331	42,385
Operating lease liabilities, current (including operating lease liabilities, current of the consolidated VIEs without recourse to the Group of RMB8,179 and RMB5,781 as of December 31, 2022 and 2023, respectively)	7,647	1,077	18,719
Total current liabilities	180,597	25,437	214,127
Non-current liabilities
Operating lease liabilities, non-current (including operating lease liabilities, non-current of the consolidated VIEs without recourse to the Group of RMB3,563 and RMB6,530 as of December 31, 2022 and 2023, respectively)	9,660	1,361	7,534
TOTAL LIABILITIES	190,257	26,798	221,661
Commitment and Contingencies (Note 14)
SHAREHOLDERS' EQUITY
Treasury stock	(97)	(14)	(21)
Additional paid-in capital	10,987,407	1,547,544	10,954,822
Accumulated other comprehensive income	77,363	10,896	62,689
Accumulated deficit	(10,570,747)	(1,488,858)	(10,258,965)
TOTAL SHAREHOLDERS' EQUITY	494,269	69,616	758,863
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	684,526	96,414	980,524
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	305	43	300
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 38	$ 5	¥ 38